Reserves for Losses and Loss Adjustment Expenses	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Reserves for Losses and Loss Adjustment Expenses
10.           Reserves for Losses and Loss Adjustment Expenses
The reserves for losses and loss adjustment expenses include an amount determined from reported claims and estimates based on historical loss experience and industry statistics for losses incurred but not reported using a variety of actuarial methods.
The unpaid reported reserves for losses and loss adjustment expenses are established by management based on reports from brokers, ceding companies and insureds and represents the estimated ultimate cost of events or conditions that have been reported to, or specifically identified by the Group.
The reserves for IBNR losses and loss adjustment expenses are established by management based on actuarially determined estimates of ultimate losses and loss adjustment expenses. Inherent in the estimate of ultimate losses and loss adjustment expenses are expected trends in claim severity and frequency and other factors which may vary significantly as claims are settled. Accordingly, ultimate losses and loss adjustment expenses may differ materially from the amounts recorded in the consolidated financial statements.
These estimates are reviewed regularly and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments, if any, will be recorded in losses and loss adjustment expenses in the period in which they become known. IBNR reserves are calculated on a best estimate basis and are estimated by management using various actuarial methods as well as the Group’s own growing loss experience, historical insurance industry loss experience, estimates of pricing adequacy trends and management’s professional judgement. Due to the limited historical data available, reliance is placed upon industry data and a review of individual policies. Estimates are calculated at the lowest level line of business, separately for gross and ceded, and for attritional, extreme and catastrophic claims.
The reserve estimates contain an inherent level of uncertainty and actual results may vary, potentially significantly, from the estimates the Group has made. Reserves are reviewed on a quarterly basis and estimates are adjusted to reflect emerging claims experience.
The Group estimates reserves for unallocated claims adjustment expenses (“ULAE”) based on a percentage of loss reserves as determined by management. However, this may be overridden in exceptional circumstances where this approach is not deemed appropriate. There were no material changes made to the Group’s methodology for calculating reserves for unallocated claims adjustment expenses for the year ended December 31, 2023.
The following table presents a reconciliation of reserves for losses and loss adjustment expenses for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Reserves for losses and loss adjustment expenses, beginning of year	$2,045.2	$1,386.5	$818.0
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(976.1)	(795.2)	(382.2)
Net reserves for losses and loss adjustment expenses, beginning of year	1,069.1	591.3	435.8
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	761.7	852.3	706.4
Prior years	(62.9)	(22.1)	(9.6)
Total incurred	698.8	830.2	696.8
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(110.1)	(82.5)	(216.7)
Prior years	(329.4)	(242.2)	(311.9)
Total paid	(439.5)	(324.7)	(528.6)
Foreign exchange	11.9	(27.7)	(12.7)
Net reserves for losses and loss adjustment expenses, end of year	1,340.3	1,069.1	591.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,108.6	976.1	795.2
Reserves for losses and loss adjustment expenses, end of year	$2,448.9	$2,045.2	$1,386.5
As a result of the changes in estimates of insured events in prior years, the reserves for losses and loss adjustment expenses net of reinsurance recoveries decreased by $62.9 million for the year ended December 31, 2023 (2022: $22.1 million, 2021: $9.6 million).
Net favorable development for the year ended December 31, 2023 resulted from better than expected loss development in the Reinsurance and Bespoke segments, partially offset by net adverse development in the Specialty segment.
The favorable development in the Reinsurance segment of $68.5 million related primarily to loss reductions from Hurricane Ian as well as favorable attritional experience driven by benign claim experience on prior year accidents. The favorable development in the Bespoke segment of $34.7 million was driven by better than expected loss emergence across the majority of underlying lines of business. The adverse development in the Specialty segment of $40.3 million related primarily to increased estimates on two contracts in the Energy line of business, adverse development within the Property D&F and Aviation and Aerospace lines of business, and updated legal expense provisions in the reserve for the Ukraine Conflict.
Net favorable development for the year ended December 31, 2022 resulted from better than expected loss experience on the Bespoke and Specialty segments. This was partially offset by adverse development on the Reinsurance segment driven by deterioration on Hurricane Laura and the 2021 European Floods.
Net favorable development for the year ended December 31, 2021 resulted from better than expected loss experience on the Bespoke and Specialty segments. This was partially offset by adverse development in the Reinsurance segment driven by deterioration on Hurricane Laura and the Mid-West Derecho.
a.Incurred and paid loss development tables by accident year
The Group’s loss reserve analysis is based primarily on underwriting year data. The preparation of the below accident year development tables required an allocation of underwriting year data to the corresponding accident year.
Allocations are performed using accident year loss payment and reporting patterns, which are derived from Group specific loss data. Ultimate reserves are allocated based on reserve movement splits between prior and current year and reflects the movement in earned premium by underwriting year.
The following tables present the Group’s total losses and loss adjustment expenses incurred, net of reinsurance and paid losses and loss adjustment expenses by accident year, net of reinsurance. The information has been provided separately for the Bespoke, Specialty and Reinsurance segments.
The reporting of cumulative claims frequency has been deemed to be impracticable as the information necessary to provide meaningful cumulative claims frequency is not available to the Group. Within the Reinsurance segment, the underlying claim count data is not provided for most reinsurance contracts written on a quota share basis, and for certain excess of loss contracts. With respect to the Specialty and Bespoke segments, certain MGAs and brokers report loss data on an aggregate basis. In determining our reserves for losses and loss adjustment expenses, the Group does not use claims frequency information as an input to the actuarial methods described in Note 2, Significant Accounting Policies.
Incurred losses and loss adjustment expenses – net of reinsurance
Specialty

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total of IBNR plus expected development on reported losses
	<----------------------------------------------------------- Unaudited ----------------------------------------------------------->
2015	2.2	1.1	0.2	—	—	—	—	—	—	—
2016		10.1	4.2	3.5	3.4	2.2	2.4	1.9	1.9	0.2
2017			9.1	5.6	2.4	2.0	2.0	1.8	2.0	—
2018				10.1	13.6	11.2	11.5	13.0	13.4	0.1
2019					28.7	24.1	29.9	41.1	50.0	8.1
2020						72.5	49.0	46.9	47.7	2.1
2021							219.4	196.9	214.6	6.2
2022								514.7	527.0	165.9
2023									542.8	280.0
Total									1,399.4	462.6

Cumulative paid losses and loss adjustment expenses, net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023
	<-------------------------------------------------------- Unaudited ------------------------------------------------->
2015	—	—	—	—	—	—	—	—	—
2016		—	0.1	1.6	1.7	1.8	1.8	1.7	1.7
2017			—	0.4	0.6	1.5	2.0	1.6	1.7
2018				—	3.0	9.6	10.0	10.3	11.2
2019					5.2	17.0	13.4	23.8	32.5
2020						7.6	29.4	32.8	37.2
2021							32.7	102.0	151.5
2022								54.4	194.2
2023									73.4
Total									503.4
Reserve FX									(8.5)
ULAE									13.6
Liabilities for losses and loss adjustment expenses, net of reinsurance									901.1
Bespoke

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total of IBNR plus expected development on reported losses(1)
	<----------------------------------------------------------- Unaudited ----------------------------------------------------------->
2015	0.4	0.4	0.2	—	0.1	—	—	—	—	—
2016		9.1	6.1	6.2	4.8	3.9	2.4	2.2	2.2	0.2
2017			17.8	10.8	11.3	10.9	9.4	7.9	7.5	0.6
2018				34.5	23.4	20.0	18.4	17.9	16.1	(7.3)
2019					38.9	26.6	28.9	21.2	24.1	3.3
2020						86.1	71.8	79.0	74.1	(69.4)
2021							83.9	57.8	47.3	18.1
2022								152.7	132.7	103.0
2023									126.7	106.3
Total									430.7	154.8

Cumulative paid losses and loss adjustment expenses, net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023
	<-------------------------------------------------------- Unaudited ------------------------------------------------->
2015	—	—	—	—	—	—	—	—	—
2016		—	1.2	2.3	2.4	2.5	2.1	2.1	2.1
2017			1.6	2.1	3.6	4.7	5.7	5.7	5.5
2018				0.3	2.5	2.9	11.0	13.0	21.8
2019					1.9	6.2	11.1	12.8	16.9
2020						18.4	179.6	177.9	125.1
2021							10.4	17.2	26.6
2022								4.1	22.4
2023									14.2
									234.6
Reserve FX									(12.1)
ULAE									3.0
Liabilities for losses and loss adjustment expenses, net of reinsurance									187.0
__________________
(1)The total of IBNR plus expected development on reported losses for the 2020 accident year in the Bespoke segment includes amounts for salvage totaling $76.7 million for which the Group has paid gross losses to the insured and expects to recover amounts paid via the sale of the repossessed property.
Reinsurance

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total of IBNR plus expected development on reported losses
	<----------------------------------------------------------- Unaudited ----------------------------------------------------------->
2015	8.9	7.2	6.4	2.8	2.8	2.8	2.8	2.8	2.9	—
2016		73.5	60.6	53.5	48.2	44.7	40.7	40.4	32.4	10.0
2017			86.5	58.7	51.6	55.5	59.5	55.2	50.8	9.8
2018				84.7	95.5	87.3	86.0	89.1	73.4	1.8
2019					50.9	58.9	60.2	51.8	43.7	3.0
2020						193.1	226.4	244.2	240.7	26.5
2021							364.7	391.8	389.5	36.3
2022								175.6	149.0	41.2
2023									92.2	58.2
Total									1,074.6	186.8

Cumulative paid losses and loss adjustment expenses, net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023
	<-------------------------------------------------------- Unaudited ------------------------------------------------->
2015	—	0.4	2.7	2.8	2.8	2.8	2.8	2.8	2.8
2016		2.1	11.9	19.9	21.1	21.4	22.1	22.3	22.4
2017			26.4	45.0	47.1	52.3	52.7	34.7	38.0
2018				24.2	22.9	47.0	59.6	72.8	68.4
2019					3.0	38.6	40.6	39.7	38.2
2020						56.5	140.3	172.8	194.7
2021							164.2	303.3	365.9
2022								22.2	78.6
2023									22.5
									831.5
Reserve FX									1.3
ULAE									7.8
Liabilities for losses and loss adjustment expenses, net of reinsurance									252.2
b.Reconciliation of loss development information to the reserves for losses and loss adjustment expenses
The table below reconciles the loss development information to the Group’s reserves for losses and loss adjustment expenses at December 31, 2023 and 2022:

	2023	2022
Reserves for losses and loss adjustment expenses, net of reinsurance
Specialty	$887.5	$582.8
Bespoke	184.0	90.8
Reinsurance	244.4	375.1
Total reserves for losses and loss adjustment expenses, net of reinsurance	1,315.9	1,048.7
Reinsurance recoverable on reserves for losses and loss adjustment expenses
Specialty	$469.0	278.5
Bespoke	106.5	65.3
Reinsurance	533.1	632.3
Total reinsurance recoverable on reserves for losses and loss adjustment expenses	1,108.6	976.1
Unallocated loss adjustment expenses	24.4	20.4
Total gross reserves for losses and loss adjustment expenses	$2,448.9	$2,045.2
c.Historical loss duration
The Group was incorporated on August 22, 2014 and commenced underwriting in 2015. As a result, the Group has limited historical data and is unable to present a full cycle of loss payments beyond year five for the Specialty and Reinsurance segments and year four for the Bespoke segment as movements beyond this time horizon are not meaningful and may be misleading to the users of the financial statements.
The following table presents the Group’s historical average annual percentage payout of losses and loss adjustment expenses incurred, net of reinsurance by age at December 31, 2023:

	Year 1	Year 2	Year 3	Year 4	Year 5
	<----------------------------------------- Unaudited ------------------------------------------>
Specialty	12%	29%	17%	14%	14%
Bespoke	12%	28%	33%	21%	NM
Reinsurance	30%	35%	16%	9%	6%